N-4	May 01, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC Variable Annuity Separate Account III
Entity Central Index Key	0000934298
Entity Investment Company Type	N-4
Document Period End Date	Aug. 01, 2024
Amendment Flag	false
C000193957 [Member]
Prospectus:
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.37%
Portfolio Company Expenses Minimum [Percent]	0.37%
C000193957 [Member] | Fidelity VIP International Index Portfolio Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio – Service Class 2
Current Expenses [Percent]	0.41%
C000193957 [Member] | Fidelity VIP Extended Market Index Portfolio Service Class 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Extended Market Index Portfolio – Service Class 2
Current Expenses [Percent]	0.37%